OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities	An analysis of other liabilities is as follows:

	At December 31,
	2021	2020
	(€ thousand)
Deferred income	256,206	270,826
Advances and security deposits	240,696	253,442
Accrued expenses	80,787	60,788
Payables to personnel	53,712	33,127
Social security payables	24,660	23,261
Other	70,714	46,018
Total other liabilities	726,775	687,462
An analysis of other liabilities (excluding accrued expenses and deferred income) by due date is as follows:

	At December 31,
	2021				2020
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Total other liabilities (excluding accrued expenses and deferred income)	377,176	7,553	5,053	389,782	315,026	35,251	5,571	355,848

Explanation of significant changes in contract liabilities
Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At January 1, 2021	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2021
	(€ thousand)
Maintenance and power warranty programs	214,153	77,713	(72,884)	—	218,982
Advances from customers	249,506	605,730	(618,739)	19	236,516